Consolidated Balance Sheets (Audited) (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	200,000,000	200,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	600,000,000	600,000,000
Common stock, shares issued (in Shares)	81,915,838	81,551,838
Common stock, shares outstanding (in Shares)	81,915,838	81,551,838
Due from Associate
Amount due	$ 42,672
Related Party
Account payable	$ 22,026	$ 19,984